Freedom Day Dividend ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value

COMMON STOCKS - 97.9%
Administrative Management and General Management Consulting Services - 2.0%
5,956	Insperity, Inc.	$703,463
Air-Conditioning, Heating Equip, Commercial & Industrial Refrigeration Equip Mfg - 1.9%
8,062	A.O. Smith Corp.	692,123
Audio and Video Equipment Manufacturing - 1.8%
11,052	Nintendo Co., Ltd. ADR	645,105
Commercial Banking - 4.0%
4,356	JPMorgan Chase & Co.	689,773
9,636	Toronto-Dominion Bank ADR	738,888
		1,428,661
Crude Petroleum Extraction - 2.5%
10,035	EOG Resources, Inc.	891,409
Direct Health and Medical Insurance Carriers - 2.2%
1,584	UnitedHealth Group, Inc.	795,390
Direct Property and Casualty Insurance Carriers - 3.3%
4,356	Cincinnati Financial Corp.	496,279
6,732	The Progressive Corp.	691,040
		1,187,319
Direct Title Insurance Carriers - 1.7%
11,378	Fidelity National Financial, Inc.	593,704
Electrical Equipment and Component Manufacturing - 1.6%
3,300	3M Co.	586,179
Electromedical and Electrotherapeutic Apparatus Manufacturing - 2.3%
5,967	Abbott Laboratories	839,796
Electronic Computer Manufacturing - 1.7%
16,377	HP, Inc.	616,921
Electronics Stores - 1.6%
5,676	Best Buy Co., Inc.	576,682
Financial Transactions Processing, Reserve, and Clearinghouse Activities - 2.4%
3,432	Automatic Data Processing, Inc.	846,263
Food Manufacturing - 2.3%
6,204	J.M. Smucker Co.	842,627
Frozen Cakes, Pies, and Other Pastries Manufacturing - 1.8%
23,913	Flowers Foods, Inc.	656,890
Home Centers - 3.1%
2,647	The Home Depot, Inc.	1,098,531
Information Services - 1.8%
1,350	S&P Global, Inc.	637,106
Investment Banking and Securities Dealing - 1.8%
1,684	Goldman Sachs Group, Inc.	644,214
Limited-Service Restaurants - 1.9%
1,188	Domino’s Pizza, Inc.	670,424
Medical Laboratories - 2.3%
4,724	Quest Diagnostics, Inc.	817,299
Military Armored Vehicle, Tank, and Tank Component Manufacturing - 1.9%
1,915	Lockheed Martin Corp.	680,610
Nonchocolate Confectionery Manufacturing - 2.0%
10,692	Mondelez International, Inc.	708,987
Nursery, Garden Center, and Farm Supply Stores - 2.1%
3,206	Tractor Supply Co.	764,952
Pharmaceutical Preparation Manufacturing - 9.5%
5,808	AbbVie, Inc.	786,403
2,959	Amgen, Inc.	665,686
3,966	Eli Lilly & Co.	1,095,488
5,016	Johnson & Johnson	858,087
		3,405,664
Pipeline Transportation of Natural Gas - 3.4%
30,597	Kinder Morgan, Inc.	485,268
15,618	TC Energy Corp. ADR	726,862
		1,212,130
Portfolio Management - 3.6%
711	BlackRock, Inc.	650,963
3,219	T. Rowe Price Group, Inc.	632,984
		1,283,947
Pottery, Ceramics, and Plumbing Fixture Manufacturing - 1.7%
8,455	Masco Corp.	593,710
Radio and Television Broadcasting and Wireless Communications Equipment Mfg - 1.7%
4,534	Garmin Ltd. ADR	617,395
Real Estate Credit - 1.5%
4,464	Federal Agricultural Mortgage Corp.	553,224
Search, Detection, Navigation, Guidance, Aeronautical, Nautical System Mfg - 2.3%
3,960	L3Harris Technologies, Inc.	844,430
Semiconductor and Related Device Manufacturing - 6.8%
1,452	Broadcom, Inc.	966,175
11,660	Intel Corp.	600,490
4,620	Texas Instruments, Inc.	870,732
		2,437,397
Small Arms, Ordnance, and Ordnance Accessories Manufacturing - 1.4%
7,605	Sturm Ruger & Co., Inc.	517,292
Soft Drink Manufacturing - 2.7%
5,676	PepsiCo, Inc.	985,978
Supermarkets and Other Grocery (except Convenience) Stores - 2.0%
15,946	Kroger Co.	721,716
Telephone Apparatus Manufacturing - 2.2%
12,464	Cisco Systems, Inc.	789,844
Television Broadcasting - 1.6%
3,881	Nexstar Media Group, Inc.	585,953
Tobacco Manufacturing - 1.6%
12,314	Altria Group, Inc.	583,560
Toilet Preparation Manufacturing - 2.2%
4,884	Procter & Gamble Co.	798,925
Warm Air Heating & Air-Conditioning Equipment & Supplies Merchant Wholesalers - 2.0%
2,244	Watsco, Inc.	702,103
Wireless Telecommunications Carriers (except Satellite) - 1.7%
11,779	Verizon Communications, Inc.	612,037
	TOTAL COMMON STOCKS (Cost $32,609,393)	35,169,960

REAL ESTATE INVESMENT TRUSTS - 2.0%
2,401	American Tower Corp.	702,293
	TOTAL REAL ESTATE INVESMENT TRUSTS (Cost $661,967)	702,293

MONEY MARKET FUNDS - 0.7%
267,569	First American Government Obligations Fund - Class X, 0.03% (a)	267,569
	TOTAL MONEY MARKET FUNDS (Cost $267,569)	267,569

	TOTAL INVESTMENTS (Cost $33,538,929) - 100.6%	36,139,822
	Other Liabilities in Excess of Assets - (0.6%)	(205,513)
	TOTAL NET ASSETS - 100.0%	$35,934,309

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Rate shown is the 7-day effective yield.

FREEDOM DAY DIVIDEND ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, the Fund did not hold “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2021:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Freedom Day Dividend ETF
Assets*
Common Stocks	$35,169,960	$-	$-	$35,169,960
Real Estate Investment Trusts	702,293	-	-	702,293
Money Market Funds	267,569	-	-	267,569
Total Investments in Securities	$36,139,822	$-	$-	$36,139,822

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended December 31, 2021, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.